Stockholders' Equity (TSR Fair Value Assumptions) (Details) - Total stockholder return performance awards	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate	1.03%	0.93%
Expected volatility	30.72%	33.25%
Expected dividend yield	0.00%	0.00%
Expected award life	3 years	3 years